Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

TierPoint, LLC. (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
Barclays Capital Inc.
TD Securities (USA) LLC
(together, the “Specified Parties”)

Re:	TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC – Secured Data Center Revenue Term Notes, Series 2023-1 and Series 2023-2 – Data Files Procedures

We have performed the procedures described below on the specified attributes in

(i)
an electronic data file entitled “5.1-2 TierPoint ABS – Datatape_7.9_AUP.xlsx” provided by the Structuring Agent on July 9, 2022, on behalf of the Company, containing information on 34,286 data center service order agreements (the “Service Orders”) as of March 31, 2022 (the “Initial Data File”) and

(ii)
an electronic data file entitled “5.1.2-1 TierPoint ABS - 11.30.22 Datatape_AUP_2.10.xlsx” provided by the Structuring Agent on February 10, 2023, on behalf of the Company, containing information on 39,794 Service Orders as of November 30, 2022 (the “Final Data File” and together with the Initial Data File, the “Data Files”), which we were informed are intended to be included as collateral in the offering by TierPoint Issuer, LLC and TierPoint Co-Issuer, LLC – Secured Data Center Revenue Term Notes, Series 2023-1 and Series 2023-2. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that dollar amounts were within $0.01, percentages were within 0.1%, Contract Start Date and Current Term End Date were within 30 days, Initial Term was within 60 days, Non-Renewal Notice Date was within the number of days required in the non-renewal clause within the Service Orders Information (defined below), and Monthly Recurring Revenue (“MRR”) was within 10%.

•	The term “Statistical Calculation Date” means November 30, 2022.

•	The term “Top Tenants” means the top 25 tenants based on aggregated “Annualized Revenue” of their respective Service Orders in the Data Files.

•	The term “Regular Tenants” means tenants that are not Top Tenants.

•
The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company: (i) scanned Service Orders agreement, (ii) scanned amended and/or restated Service Orders agreements, and (iii) Company’s accounting system screenshots. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

•
The term “Mapping Information” means an electronic data file entitled “2022.07.20 F-Hierarchy.xlsx” provided by the Structuring Agent on July 20, 2022, on behalf of the Company, containing mapping information for Product Type (F1 & F2) with respect to the Service Orders.

•
The term “Support Information Files” means the following electronic data files and email messages provided by the Structuring Agent, on behalf of the Company, containing instructions and information on (i) Initial Term, (ii) Annual Cost of Living Adjustment (“COLA”) Price Change Percent, (iii) Renewal COLA Price Change Percent, and (iv) Non-Renewal Notice Date:

a)	“SENT – TierPoint 2022-1 Exceptions (8.9.22)_Gugg.xlsx” provided on August 30, 2022,

b)	“SENT – TierPoint 2022-1 Exceptions (9.6.2022)_KPMG – MTM Comments – 9-14- 2022.xlsx” provided on September 15, 2022,

c)	“SENT - TierPoint 2022-1 Exceptions (9.19.22) (002) - MTM Updates 9-19-2022.xlsx” provided on September 19, 2022,

d)	Email messages entitled “EXTERNAL RE TierPoint 2022-1 Due Diligence Update.msg” provided on August 9, 2022 and September 6, 2022,

e)	“SENT 20230215 - TierPoint 2023-1 Round 2 Exceptions vGugg.xlsx” provided on February 16, 2023,

f)	“20230215 - TierPoint 2023-1 Round 2 Exceptions_Gugg Responses.xlsx” provided on February 20, 2023,

g)	“TierPoint 2023-1 Round 2 Exceptions - TierPoint Response 2-23-2023.xlsx” provided on February 26, 2023, and,

h)	Email messages entitled “RE: [EXTERNAL] RE: TierPoint 2023-1 | Due Diligence Round 2 Exceptions.msg” provided on March 6, 2023, March 8, 2023, March 13, 2023, and March 20, 2023.

•	The term “Source Documents” means the Service Orders Information, Mapping Information, and Support Information Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Calculation Date, definitions of Top Tenants and Regular Tenants, Source Documents, and Instructions.

Prior to being provided the Initial Data File and the Final Data File, we received one or more earlier versions of the data files on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Final Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Initial Data File and the Final Data File, and the results of those procedures are reflected herein.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Initial Data File as follows:

(i)	Selected one (1) Service Order for each of the 25 Top Tenants from the Top Tenant’s Service Orders (the “Top Tenant Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample constitute the “Initial Selected Service Orders.” For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Initial Data File.

We observed that only 82 of the Initial Selected Service Orders were included in the Final Data File. We were requested by the Company to randomly select an additional 18 Service Orders from the Final Data File (the “Additional Selected Service Orders”). The 82 Initial Selected Service Orders and Additional Selected Service Orders together constitute 100 Service Orders (the “Selected Service Orders”). A listing of the Selected Service Orders is attached as Exhibit A.

B.	Initial Data File Procedures

For each Selected Service Order, we compared or recomputed the specified attributes in the Initial Data File listed in the Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit C.

C.	Final Data File Procedures

(i)	For each of the 82 Initial Selected Service Orders, we recomputed the MRR attribute in the Final Data File using the corresponding information included in the Source Documents and Instructions.

(ii)
For each of the Additional Selected Service Orders, we compared or recomputed the specified attributes in the Final Data File listed in the Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable.

The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Final Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

3

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
May 12, 2023

4

Exhibit A

Initial Selected Service Orders

Initial Selected Service Order #	Servicer Asset Number	Initial Selected Service Order #	Servicer Asset Number
1	SA1062318	42	SA1060773
2	SA40516	43	SA1061015
3	SA1029887	44	SA1063344
4	SA1066861	45	SA1064289
5	SA1077244	46	SA1065317
6	SA39076	47	SA1066248
7	SA1040417	48	SA1066249
8	SA1066332	49	SA1066343
9	SA1061349	50	SA1066920
10	SA1062240	51	SA1067178
11	SA108826	52	SA1067926
12	SA1059726	53	SA1068099
13	SA1050715	54	SA1068292
14	SA1035506	55	SA1068296
15	SA1048709	56	SA1068343
16	SA1050825	57	SA1068600
17	SA1077764-1	58	SA1069089
18	SA1071692	59	SA1069732
19	SA1066162	60	SA1071708
20	SA1033099	61	SA1072808
21	SA1033437	62	SA1072841
22	SA1034668	63	SA1074316
23	SA1036805	64	SA1074952
24	SA1038515	65	SA1074964
25	SA1038713	66	SA1075975
26	SA1040259	67	SA1076417
27	SA1044033	68	SA1077640
28	SA1045503	69	SA111797
29	SA1045790	70	SA122318
30	SA1047299	71	SA128573
31	SA1047302	72	SA130084
32	SA1050034	73	SA130486
33	SA1051276	74	SA131480
34	SA1051656	75	SA133145
35	SA1053032	76	SA133892
36	SA1053256	77	SA23466
37	SA1057526	78	SA29658
38	SA1058115	79	SA33082
39	SA1059086	80	SA34308
40	SA1059721	81	SA53497
41	SA1060398	82	SA9741

A-1

Additional Selected Service Orders

Additional Selected Service Order #	Servicer Asset Number
1	SA1089460
2	SA1031337
3	SA1087056
4	SA1088358
5	SA1067360
6	SA1061195
7	SA1031514
8	SA1049992
9	SA1052819
10	SA1069366
11	SA1073215
12	SA1075742
13	SA1076382
14	SA108123
15	SA127611
16	SA132662
17	SA475
18	SA9874

A-2

Exhibit B

Attributes and Instructions

#	Attribute Name in the Data Files	Source Documents / Instructions
1	Service Asset Numbers	N/A. Unique identifier for information purpose only.
2	Customer Name	Service Orders Information
3	Site Name / Data Center	Service Orders Information
4	Product Type (F1 & F2)	Service Orders Information, Mapping Information
5	Service Commencement Date	Service Orders Information
6	Initial Term
Service Orders Information, Support Information Files
For any Selected Service Order that is coterminous, as specified in the Service Orders Information, recompute as the difference in months between:
(i)           the Service Commencement Date listed on the latest coterminous Service Orders Information, and

(ii)          the Current Term End Date.

7	Current Term End Date	Service Orders Information If Current End Date was not listed in the Service Orders Information, recompute by adding the Initial Term to Contract Start Date.
8	Non-Renewal Notice Date	Service Orders Information, Support Information Files
9	Asset Renewal Term 1 Months	Service Orders Information
10	Annual Cost of Living Adjustment (“COLA”) Price Change Percent
Service Orders Information, Support Information Files
For any Selected Service Order that had an Annual COLA Price Change Percent listed in the Initial Data File or the Final Data File, confirm that the value listed in the Initial Data File or the Final Data File is lower than or equal to the value listed in the Servicer Orders Information.
Record an exception if the Annual COLA Price Change Percent listed in the Initial Data File or the Final Data File is higher than such value listed in the Service Orders Information.

11	Renewal COLA Price Change Percent
Service Orders Information, Support Information Files.
For any Selected Service Order that had a Renewal COLA Price Change Percent listed in the Initial Data File or the Final Data File, confirm that the value listed in the Initial Data File or the Final Data File is lower than or equal to the value listed in the Servicer Orders Information.
Record an exception if the Renewal COLA Price Change Percent listed in the Initial Data File or the Final Data File is higher than that listed in the Service Orders Information.

B-1

#	Attribute Name in the Data Files	Source Documents / Instructions
12	MRR
If MRR was listed in the Service Orders Information as of a date other than March 31, 2022, related to (i) the Initial Data File or (ii) the Statistical Calculation Date related to the Final Data File, recompute using the following methodology:
MRR = (MRR listed in Service Orders Information) * (1 + Escalator Percentage) ^ n,
where n is equal to the time, in years, between the date on which the most recent escalation occurred as listed in the Service Orders Information and (i) March 31, 2022, related to the Initial Data File or (ii) the Statistical Calculation Date related to the Final Data File.

B-2

Exhibit C

Initial Data File Exceptions

Initial Selected Service Order	Attribute	Attribute Value in the Initial Data File	Attribute Value in the Source Documents
SA1066861	Asset Renewal Term 1 Months	blank	1
SA1062240	Initial Term (months)	100	94
SA1062240	Current Term End Date	9/30/2019	12/31/2028
SA1062240	Non-Renewal Notice Date	7/31/2019	11/1/2028
SA1077764-1	Current Term End Date	3/31/2022	2/14/2026
SA1077764-1	Non-Renewal Notice Date	3/31/2022	N/A
SA1077764-1	Asset Renewal Term 1 Months	blank	0
SA39076	Initial Term (months)	blank	75
SA39076	Current Term End Date	5/31/2022	5/31/2023
SA39076	Non-Renewal Notice Date	4/30/2022	11/30/2022
SA40516	Current Term End Date	4/30/2018	6/30/2023
SA40516	Non-Renewal Notice Date	12/29/2017	12/31/2022
SA122318	Non-Renewal Notice Date	blank	N/A
SA1068099	Non-Renewal Notice Date	blank	6/27/2023
SA1068099	Asset Renewal Term 1 Months	blank	39
SA1040417	Non-Renewal Notice Date	1/30/2022	4/2/2022
SA1074952	Initial Term (months)	32	12
SA1067178	Non-Renewal Notice Date	blank	8/3/2024
SA1067178	Asset Renewal Term 1 Months	blank	38
SA1077640	Asset Renewal Term 1 Months	blank	36
SA133145	Current Term End Date	10/21/2024	10/21/2022
SA133145	Non-Renewal Notice Date	7/22/2024	7/21/2022
SA1074316	Current Term End Date	3/31/2025	1/28/2025
SA1074316	Non-Renewal Notice Date	1/28/2025	11/28/2024
SA9741	Initial Term (months)	blank	67
SA9741	Current Term End Date	12/31/2020	11/24/2022
SA9741	Non-Renewal Notice Date	11/30/2020	10/24/2022
SA9741	Asset Renewal Term 1 Months	blank	12
SA1038713	Asset Renewal Term 1 Months	blank	24
SA133145	Asset Renewal Term 1 Months	36	12
SA1067926	Non-Renewal Notice Date	blank	10/26/2024
SA1067926	Asset Renewal Term 1 Months	blank	36

C-1

Final Data File Exceptions

Additional Selected Service Order	Attribute	Attribute Value in the Final Data File	Attribute Value in the Source Documents
SA1031337	Non-Renewal Notice Date	11/23/2022	10/22/2022
SA1069366	Non-Renewal Notice Date	2/20/2025	1/20/2025
SA108123	Non-Renewal Notice Date	6/27/2023	4/27/2023
SA132662	Initial Term (months)	31	22

C-2